Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Dec. 04, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
REX Crypto Equity Premium Income ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,003	$ 8,168	$ 10,155	$ 11,568
T-REX 2X LONG MSTR DAILY TARGET ETF | S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,943	$ 9,196	$ 10,504	$ 11,368